Cash and cash equivalents and cash flow supporting notes (Details 2) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning	£ 709	£ 1,319	£ 1,819	£ 6,746
Cash Flows		(178)	(215)	(6,440)
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019
Gain/(loss) in finance income within the consolidated statement of comprehensive income		(468)	(936)	397
Interest accruing in period		36	29	(45)
Ending		709	1,319	1,819
Foreign Exchange			(4)	275
New leases			720
Effect of modification to lease term - IFRS 16			(24)	(788)
Transfer to share premium on exercise of warrants			(70)	(499)
Fair value changes				1,176
Reclassification portion government loan to non-current
Warrants issued	665			997
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	463	620	60	5,670
Cash Flows				(6,182)
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019		(178)	(178)
Gain/(loss) in finance income within the consolidated statement of comprehensive income
Interest accruing in period		21	23	(30)
Ending		463	620	60
Foreign Exchange				252
New leases			715
Effect of modification to lease term - IFRS 16				(877)
Transfer to share premium on exercise of warrants
Fair value changes				1,176
Reclassification portion government loan to non-current				51
Warrants issued
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	£ 246	699	1,759	1,076
Cash Flows		(178)	(215)	(258)
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019		178	178
Gain/(loss) in finance income within the consolidated statement of comprehensive income		(468)	(936)	397
Interest accruing in period		15	6	(15)
Ending		£ 246	699	1,759
Foreign Exchange			(4)	23
New leases			5
Effect of modification to lease term - IFRS 16			(24)	89
Transfer to share premium on exercise of warrants			£ (70)	(499)
Fair value changes
Reclassification portion government loan to non-current				(51)
Warrants issued				£ 997